Property, Plant and Equipment (Details) - Schedule of cost of investment property, plant and equipment - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment (Details) - Schedule of cost of investment property, plant and equipment [Line Items]
Balance at beginning of year	$ 39,022	$ 37,713
Additions	1,696	1,066
Conversion adjustments	(407)	243
Balance at end of year	40,311	39,022
Land [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of cost of investment property, plant and equipment [Line Items]
Balance at beginning of year	1,431	1,316
Additions	2	119
Conversion adjustments	(18)	(4)
Balance at end of year	1,415	1,431
Buildings [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of cost of investment property, plant and equipment [Line Items]
Balance at beginning of year	5,410	5,440
Additions	3	14
Conversion adjustments	(9)	(44)
Balance at end of year	5,404	5,410
Machinery and equipment [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of cost of investment property, plant and equipment [Line Items]
Balance at beginning of year	30,194	29,637
Additions	286	569
Conversion adjustments	(339)	(12)
Balance at end of year	30,141	30,194
Transportation equipment [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of cost of investment property, plant and equipment [Line Items]
Balance at beginning of year	162	161
Additions	1	1
Balance at end of year	163	162
Furniture, mixtures and computer equipment [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of cost of investment property, plant and equipment [Line Items]
Balance at beginning of year	149	144
Additions	4	5
Conversion adjustments	(1)
Balance at end of year	152	149
Constructions and machinery in-progress [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of cost of investment property, plant and equipment [Line Items]
Balance at beginning of year	1,676	1,015
Additions	1,400	358
Conversion adjustments	(40)	303
Balance at end of year	$ 3,036	$ 1,676